UNAUDITED INITIAL PUBLIC OFFERING (Details) - $ / shares	Jan. 24, 2022	Oct. 15, 2023	Apr. 30, 2023	Apr. 24, 2022	Apr. 25, 2021	Apr. 26, 2020
INITIAL PUBLIC OFFERING
Exercise price of warrant		$ 1.19	$ 1.31	$ 4.49	$ 3.45	$ 3.45
BANYAN ACQUISITION CORPORATION
INITIAL PUBLIC OFFERING
Number of shares issuable per warrant	1
Investment maturity period	180 days
Trust Account | BANYAN ACQUISITION CORPORATION
INITIAL PUBLIC OFFERING
Purchase price, per unit	$ 10.20
Initial Public Offering | BANYAN ACQUISITION CORPORATION
INITIAL PUBLIC OFFERING
Number of units sold	24,150,000
Purchase price, per unit	$ 10.00
Number of warrants in a unit	0.5
Investment maturity period	180 days
Initial Public Offering | Trust Account | BANYAN ACQUISITION CORPORATION
INITIAL PUBLIC OFFERING
Purchase price, per unit	$ 10.20
Initial Public Offering | Class A common stock | BANYAN ACQUISITION CORPORATION
INITIAL PUBLIC OFFERING
Number of shares in a unit	1
Initial Public Offering | Public Warrants | BANYAN ACQUISITION CORPORATION
INITIAL PUBLIC OFFERING
Number of warrants in a unit	0.5
Initial Public Offering | Public Warrants | Class A common stock | BANYAN ACQUISITION CORPORATION
INITIAL PUBLIC OFFERING
Number of shares issuable per warrant	1
Exercise price of warrant	$ 11.50